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RS INVESTMENT TRUST
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PROSPECTUS SUPPLEMENT TO THE PROSPECTUS DATED
MAY 1, 2001, AS REVISED SEPTEMBER 19, 2001

THE CONTRARIAN FUND-TM-
Effective January 1, 2002, the annual rate at which The Contrarian Fund-TM-pays investment advisory fees to RS Investment Management, L.P. has been reduced from 1.50% to 1.00% of the Fund's average daily net assets. Accordingly, the table entitled "Annual Fund Operating Expenses" on page 32 is hereby modified in respect of The Contrarian Fund-TM- to read as follows:

   ANNUAL FUND OPERATING EXPENSES
   (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                       The Contrarian Fund-TM-
   ---------------------------------------------------------------------------
   Management Fees(1)                                                    1.00%
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   Distribution (12b-1) Fees                                             0.25%
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   Other Expenses                                                        0.50%
   ----------------------------------------------------------------------=====
   Total Annual Fund Operating Expenses                                  1.75%
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   Fee Waiver and/or Expense Limitations(2)                              0.03%
   ----------------------------------------------------------------------=====
   Net Expenses(2)                                                       1.72%
   ---------------------------------------------------------------------------

1. Management Fees have been restated to reflect the fee reduction described above. In the absence of that reduction, Management Fees would be 1.50%, Total Annual Fund Operating Expenses would be 2.25%, and Net Expenses would be 2.22%.

2. The Net Expenses shown above reflect the effect of expense limitations and/or fee waivers in effect through December 31, 2001, on Total Annual Fund Operating Expenses. Expense limitations and/or fee waivers are imposed pursuant to a subadministration and accounting services agreement between the Trust and PFPC, Inc., and may be reimbursed by the Fund in subsequent years.


Because of Rule 12b-1 fees paid by the Fund, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales load permitted under applicable broker-dealer sales rules.


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RS INVESTMENT TRUST
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Additionally, the "Example" on page 33 is modified in respect of The Contrarian
Fund-TM- to read as follows:

EXAMPLE This example is intended to help you compare the cost of investing in The Contrarian Fund-TM- with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as the Total Annual Fund Operating Expenses shown above in this Prospectus Supplement (except during the first year, when the example assumes that the Fund's operating expenses remain the same as the Net Expenses shown above). Your actual costs may be higher or lower. Based on these assumptions, your costs would be:

   EXAMPLE OF ANNUAL FUND OPERATING EXPENSES
   (BASED ON $10,000 INVESTMENT)


                               1 Year      3 Years      5 Years      10 Years
   ---------------------------------------------------------------------------
   The Contrarian Fund-TM-      $175        $548         $945         $2,053
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

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Beginning on January 1, 2002, Eastbourne Capital Management, L.L.C.
("Eastbourne") will no longer serve as sub-adviser to The Contrarian Fund-TM-. All references to Eastbourne in the Prospectus are hereby deleted with respect to any periods after December 31, 2001.

January 1, 2002

CO149SP 521670

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